UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2007
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		58
Form 13F Information Table Value Total:		105335 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1745	22825	SHRS		SOLE		22825
Abbott Laboratories	COM	002824100	2031	36406	SHRS		SOLE		36406
Amgen Inc		COM	031162100	728	13027	SHRS		SOLE		13027
AstraZeneca PLC		COM	046353108	950	17700	SHRS		SOLE		17700
AT&T			COM	00206R102	369	9361	SHRS		SOLE		9361
Berkshire Hathaway B	COM	084670207	3440	945	SHRS		SOLE		945
Boeing Company		COM	097023105	806	9064	SHRS		SOLE		9064
BP PLC			COM	055622104	1103	17035	SHRS		SOLE		17035
Canon Inc		COM	138006309	2672	49782	SHRS		SOLE		49782
Cascade Finl Corp	COM	147272108	219	12581	SHRS		SOLE		12581
Cisco Systems		COM	17275r102	2085	81663	SHRS		SOLE		81663
CityBank		COM	17770a109	2116	65889	SHRS		SOLE		65889
Coca Cola		COM	191216100	2773	57768	SHRS		SOLE		57768
ConocoPhillips		COM	20825c104	2502	36599	SHRS		SOLE		36599
Consolidated Edison	COM	209115104	1984	38850	SHRS		SOLE		38850
Costco Wholesale	COM	22160k105	2673	49647	SHRS		SOLE		49647
Cutter & Buck		COM	232217109	172	14600	SHRS		SOLE		14600
Daktronics Inc		COM	234264109	1350	49200	SHRS		SOLE		49200
Danaher Inc		COM	235851102	504	7052	SHRS		SOLE		7052
Dell Inc		COM	247025109	854	36816	SHRS		SOLE		36816
EMC Corp		COM	268648102	1274	91960	SHRS		SOLE		91960
Emerson Electric	COM	291011104	1278	29670	SHRS		SOLE		29670
Encana Corp		COM	292505104	1489	29400	SHRS		SOLE		29400
Exxon Mobil		COM	30231g102	4139	54862	SHRS		SOLE		54862
Frontier Financial	COM	35907k105	2003	80310	SHRS		SOLE		80310
General Electric	COM	369604103	1963	55502	SHRS		SOLE		55502
GlaxoSmithKline PLC	COM	37733w105	2242	40570	SHRS		SOLE		40570
Hewlett-Packard		COM	428236103	1853	46164	SHRS		SOLE		46164
Horizon Financial	COM	44041f105	2675	121173	SHRS		SOLE		121173
Ingersoll-Rand Ltd	COM	G4776g101	1676	38650	SHRS		SOLE		38650
Intel Corp		COM	458140100	1869	97699	SHRS		SOLE		97699
IShares Japan		COM	464286848	2575	176700	SHRS		SOLE		176700
IShares Switzerland	COM	464286749	2722	106825	SHRS		SOLE		106825
Johnson & Johnson	COM	478160104	2667	44252	SHRS		SOLE		44252
Kimberly Clark		COM	494368103	1339	19550	SHRS		SOLE		19550
Lilly Eli & Co		COM	532457108	1382	25726	SHRS		SOLE		25726
Medtronic Inc		COM	585055106	960	19562	SHRS		SOLE		19562
Microsoft		COM	594918104	4778	171431	SHRS		SOLE		171431
Mylan Labs		COM	628530107	1101	52090	SHRS		SOLE		52090
Newmont Mining Corp	COM	651639106	1738	41400	SHRS		SOLE		41400
Novo Nordisk AS		COM	670100205	1481	16360	SHRS		SOLE		16360
Occidental Pete		COM	674599105	1005	20380	SHRS		SOLE		20380
Paccar			COM	693718108	3873	52759	SHRS		SOLE		52759
Pepsico			COM	713448108	2894	45533	SHRS		SOLE		45533
Pfizer			COM	717081103	2459	97333	SHRS		SOLE		97333
Plum Creek Timber	COM	729251108	1148	29116	SHRS		SOLE		29116
Procter & Gamble	COM	742718109	2707	42864	SHRS		SOLE		42864
Royal Dutch Shell A	COM	780259206	2519	38000	SHRS		SOLE		38000
Schlumberger Ltd	COM	806857108	925	13380	SHRS		SOLE		13380
Southern Co		COM	842587107	1314	35850	SHRS		SOLE		35850
Starbucks Corp		COM	855244109	2083	66413	SHRS		SOLE		66413
Steinway Musical Ins	COM	858495104	469	14525	SHRS		SOLE		14525
Stryker Corp		COM	863667101	1470	22166	SHRS		SOLE		22166
Tootsie Roll Inds	COM	890516107	765	25510	SHRS		SOLE		25510
Total S A		COM	89151E109	1425	20422	SHRS		SOLE		20422
United Parcel Svc	COM	911312106	1423	20300	SHRS		SOLE		20300
Walgreen Company	COM	931422109	3026	65936	SHRS		SOLE		65936
Washington Federal	COM	938824109	1550	66085	SHRS		SOLE		66085
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